Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income Taxes
The provision for income taxes differs from the amount which would result by applying the federal statutory income tax rate to pre-tax
loss for the years ended December 31, 2021 and 2020.
A reconciliation of the provision computed at the federal statutory rate to the provision for income taxes included in the accompanying statements of operations for the Company is as follows.

	For the Years Ended
	December 31, 2021	December 31, 2020
Income tax provision at statutory rate	21%	21%
State income taxes, net of federal benefit	5%	6%
Interest expense	-3%	0%
Loss on extinguishment of debt	-4%	0%
Other	-%	-3%
Change in valuation allowance	-19%	-24%

Effective income tax rate	0%	0%

For the years ended December 31, 2021 and 2020, the Company’s effective tax rate is below the federal statutory income tax rate of 21% primarily due to state income taxes, net of federal benefit and the Company’s position to establish a full valuation allowance on its deferred tax assets.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets are presented below:

	For the Years Ended
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$4,172	$2,607
Derivative liability	—	81
Research and development credits	98	61
Lease liability	198	—
Other temporary differences	63	56

Total deferred tax assets	4,531	2,805
Valuation allowance	(4,339)	(2,724)

Deferred tax assets recognized	192	81

Deferred tax liabilities:
Debt discount	—	(81)
Right-of-use assets	(192)	—

Total deferred tax liabilities	(192)	(81)

Net deferred tax assets	$—	$—

The Company has recorded a valuation allowance for its deferred tax assets that it does not believe will be realizable at a more likely than not level based on analysis of all available sources of taxable income. The valuation allowance increased by $1,616 and $885 for the years ended December 31, 2021 and 2020, respectively due to current and previous year losses and credits claimed.
At December 31
, 2021
and 2020
, the Company had federal net operating loss carryforwards of approximately $14,965 and $9,370
, respectively, which will begin to expire in 2036
. Approximately $14,520
of federal net operating losses can be carried forward indefinitely. At December 31
, 2021
and 2020
, the Company had state net operating loss carryforwards for California of approximately $14,546
and
$
9,184
, respectively, which will begin to expire in 2031
. The Company also has state research and development credit carryforward of approximately $178 at December 31
, 2021
. The California state credits carryforward indefinitely.
Federal and state tax laws impose substantial restrictions on the utilization of net operating loss and credit carryforwards in the event of an “ownership change” for tax purposes, as defined in Section 382 of the Internal Revenue code. Accordingly, the Company’s ability to utilize these carryforwards may be limited as a result of such ownership changes. Such a limitation could result in limitation in the use of net operating losses in future years and possibly a reduction of the net operating losses available. The Company has not performed a study to determine if any ownership changes have occurred which could potentially limit the utilization of the tax attribute carryforwards.
A reconciliation of the beginning and ending amount of gross unrecognized tax positions is as follows:

	For the Years Ended
	December 31, 2021	December 31, 2020
Unrecognized tax benefits, beginning of year	$33	$26
Additions related to current year tax positions	20	7

Net deferred tax assets	$53	$33

During the years ended December 31
, 2021
and 2020
, the amount of unrecognized tax benefits increased by $20
and $7
, respectively, due to additional research and development credits generated during those years. As of December 31
, 2021
and 2020
, the total amount of unrecognized tax benefits was $53
and
$
33
, respectively. The reversal of the uncertain tax benefits would not affect the Company’s effective tax rate to the extent that it continues to maintain a full valuation allowance against its deferred tax assets.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes line item in the statements of operations and comprehensive loss. As of December 31, 2021, and 2020, the Company had not accrued any interest or penalties related to uncertain tax positions. The Company does not anticipate any material change in its unrecognized tax benefits over the next twelve months. The unrecognized tax benefits may change during the next year for items that arise in the ordinary course of business
The Company files tax returns in U.S. Federal and state jurisdictions. The tax periods from 2016 to 2021 remain open to examination in all jurisdictions. In addition, any tax losses that were generated in prior years and carried forward may also be subject to examination by the respective authorities. The Company is not currently under examination by income tax authorities for federal or state purposes
In March 2020, the Coronavirus Aid, Relief and Economic Security (CARES) Act (the “Act”) was signed into law. The Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company was able to defer $35 related to certain payroll taxes, received a PPP loan of $156 and an EIDL grant of $8 during the year ended December 31, 2020. The PPP loan was forgiven in May 2021.